Fair Value Measurements and Fair Value of Financial Instruments - Summary of Financial Liabilities Measured on Recurring Basis (Detail) - Fair Value, Measurements, Recurring - Warrant liability - USD ($)
$ in Thousands
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability—warrant	$ 5	$ 1	$ 222
Quoted prices in active markets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability—warrant	0	0	0
Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability—warrant	0	0	0
Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability—warrant	$ 5	$ 1	$ 222